CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 11. CONVERTIBLE NOTES

The following table provides a summary of the activity of the Company's unsecured, convertible, promissory notes:

	Principal Balance 1/1/2020	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2020	Less: Discount Balance	Net Principal Balance 12/31/2020
October 2016 Notes	$330,000	$—	$(330,000)	$—	$—	$—	$—
St. George Notes	617,663	—	(617,663)		—	—	—
BayBridge Notes	940,600	—	(940,600)		—	—	—
Bellridge Notes	496,000	—	(451,000)	(45,000)	—	—	—
Power Up Notes	106,820	—	(106,820)		—	—	—
Widjaja Note	330,000	—	(330,000)		—	—	—
GS Capital Notes	169,500	—	(169,500)		—	—	—
Penumbra Note (related party)	—	250,000	(250,000)		—	—	—
BD1 Notes (related party)	—	10,500,000	—		10,500,000	(2,936,952)	7,563,048
Crowdex Note (related party)	—	—	250,000		250,000	—	250,000
	$2,990,583	$10,750,000	$(2,945,583)	$(45,000)	$10,750,000	$(2,936,952)	$7,813,048

	Principal Balance 12/31/2020	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2021	Less: Discount Balance	Net Principal Balance 12/31/2021
BD1 Notes (related party)	$10,500,000	$—	$(600,000)	$—	$9,900,000	$(2,210,182)	$7,689,818
Crowdex Note (related party)	250,000	—	—	(250,000)	—	—	—
Nanyang Note	—	—	600,000	(100,000)	500,000	(112,971)	387,029
	$10,750,000	$—	$—	$(350,000)	$10,400,000	$(2,323,153)	$8,076,847

October 2016 Convertible Notes

Prior to 2020, the Company had issued convertible notes to a private investor that had remaining principal and accrued interest balances of $330,000 and $65,010, respectively, as of January 1, 2020.

The convertible notes matured on December 31, 2017 and bear an interest rate of 6% per annum, subject to increase to 24% per annum upon the occurrence and continuance of an event of default. Principal and accrued interest on the convertible notes is payable upon demand. The default interest rate has not been designated by the investor.

All principal and accrued interest on the convertible notes is convertible at any time, in whole or in part, at the option of the investor, into shares of common stock at a variable conversion price equal to 80% of the lowest closing bid price of the Company’s common stock for the fifteen consecutive trading day period prior to the conversion date. After the six-month anniversary of the issuance of any convertible note, the conversion price for such note shall thereafter be equal to 50% of the lowest closing bid price of the Company’s common stock for the fifteen consecutive trading day period prior to the conversion date. The convertible notes contain standard and customary events of default.

The conversion option associated with the notes was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

On September 11, 2020, the October 2016 Convertible Notes were assigned to BD1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD1 on December 18, 2020. Refer to the BD1 Convertible Notes in Note 11. Convertible Notes for further discussion.

St. George Convertible Note

Prior to 2020, the Company sold and issued a $1,700,000 convertible note to St. George, which had a principal balance of $617,663 as of January 1, 2020.

This note matured on March 11, 2019. The note does not bear interest in the absence of an event of default. The note is due upon demand and a default interest rate has not been designated by St. George.

The conversion option associated with the note was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

On September 9, 2020, the St. George Convertible Note was assigned to BD1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD1 on December 18, 2020. Refer to the BD1 Convertible Notes in Note 11. Convertible Notes for further discussion.

Baybridge Convertible Note

Prior to 2020, the Company had issued convertible notes to BayBridge Capital Fund LP ("BayBridge”), which had remaining principal and accrued interest balances of $940,600 and $65,888, respectively, as of January 1, 2020.

The Exchange Notes are unsecured, have no applicable registration rights, bear interest at a rate of 12% per annum, and matured between September 7, 2019 and August 22, 2020. The notes contain standard and customary events of default.

The terms of the Exchange Notes included a conversion feature which was the lesser of (i) a price range of $2.50 to $750, or (ii) a range of 65% to 70% of the lowest traded price for the shares over the prior five trading days.

The conversion option associated with the notes was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

On September 11, 2020, the Baybridge Convertible Notes were assigned to BD1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD1 on December 18, 2020. Refer to the BD1 Convertible Notes in Note 11. Convertible Notes for further discussion.

Bellridge Convertible Notes

Prior to 2020, the Company had issued convertible notes to Bellridge Capital, LP (“Bellridge”) which had aggregate principal and accrued interest balances of $496,000 and $63,474, respectively, as of January 1, 2020.

The note is not secured, contains no registration rights, has an interest rate of 10% per annum, matured on October 22, 2020, and contains standard and customary events of default. Bellridge shall have the option to convert all or a portion of the amounts outstanding under the note, into shares of the Company's common stock. Conversions into common stock shall be calculated using a variable conversion price equal to the lesser of (i) $2.50 or (ii) 70% of the lowest traded price for the shares over the prior ten-day trading period immediately preceding the conversion. The original issue discount of $20,000 was charged to interest, ratably, over the life of the note.

Shares of common stock may not be issued pursuant to any of these notes if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 4.99% of the outstanding shares of Common Stock.

During 2020, an aggregate principal of $45,000 and interest of $2,133, on the Bellridge convertible notes had been converted into 94,266 shares of common stock and no cash payments of principal or interest had been made.

 The conversion option associated with the notes was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

On September 11, 2020, the Bellridge Convertible Notes were assigned to BD1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD1 on December 18, 2020. Refer to the BD1 Convertible Notes in Note 11. Convertible Notes for further discussion.

Power Up Convertible Notes

Prior to 2020, the Company had issued convertible notes to Power Up Lending Group, LTD ("Power Up"), which had remaining aggregate principal and accrued interest balances of $106,820 and $9,346, respectively, at January 1, 2020.

Beginning in six months after issuance, Power Up shall have the option to convert all or a portion of the amounts outstanding under the convertible note, into shares of the Company's common stock. Conversions into common stock shall be calculated using a variable conversion price equal to 65% of the average of the three lowest closing bid prices for the shares over the prior ten-day trading period immediately preceding the conversion.

Shares of common stock may not be issued pursuant to any of these notes if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 4.99% of the outstanding shares of Common Stock.

The conversion option associated with the notes was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

On September 11, 2020, the Power Up Convertible Notes were assigned to BD1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD1 on December 18, 2020. Refer to the BD1 Convertible Notes in Note 11. Convertible Notes for further discussion.

Widjaja Convertible Note

Prior to 2020, the Company had sold and issued a convertible note to Jason Widjaja (“Widjaja”) which had remaining aggregate principal and accrued interest balances of $330,000 and $38,407, respectively, as of January 1, 2020. The note is unsecured, bears interest at 12% per annum, matures on January 11, 2020, and contains standard and customary events of default including but not limited to: (i) failure to make payments when due under the note, and (ii) bankruptcy or insolvency of the Company. Principal and interest on the note will be payable upon maturity.

At any time after inception of the note, until fully paid, Widjaja shall have the option to convert all or a portion of amounts outstanding under the note into shares of the Company's common stock. Conversions into common stock shall be calculated using a variable conversion price equal to 80% of the lowest closing bid price for the shares over the prior five trading days immediately preceding the conversion date.

There are no registration rights applicable to the note. Shares of common stock may not be issued pursuant to the note if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 19.99% of the outstanding shares of the Company's common stock.

During 2020, no principal and no interest had been converted into shares of common stock and no cash payments of principal or interest had been made.

The conversion option associated with the note was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

On September 11, 2020, the Widjaja Convertible Note was assigned to BD1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD1 on December 18, 2020. Refer to the BD1 Convertible Notes in Note 11. Convertible Notes for further discussion.

GS Capital Convertible Note

Prior to 2020, the Company had sold and issued convertible notes to GS Capital Partners, LLC (“GS”) which had remaining aggregate principal and accrued interest balances of $169,500 and $8,832, respectively, as of January 1, 2020.

These notes are unsecured, bear interest at 8% per annum, matures twelve months from the date of issuance, and contain standard and customary events of default including but not limited to: (i) failure to make payments when due under the note, and (ii) bankruptcy or insolvency of the Company. Principal and interest on the note will be payable upon maturity. There are no registration rights applicable to the note.

At any time after inception of the note until fully paid, GS shall have the option to convert all or a portion of amounts outstanding under the note into shares of the Company's common stock. Conversions into common stock shall be calculated using a variable conversion price equal to 65% of the average of the three lowest closing bid prices for the shares over the prior ten day trading period immediately preceding the conversion.

Shares of common stock may not be issued pursuant to the note if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 4.99% of the outstanding shares of the Company's common stock.

The conversion option associated with the notes was deemed to include an embedded derivative that required bifurcation and separate accounting. Refer to Note 12. Derivative Liabilities for further details.

On September 11, 2020, the GS Convertible Note was assigned to BD1 as part of the Company’s recapitalization and restructuring effort which began in June 2020. The Company subsequently entered into an Exchange Agreement with BD1 on December 18, 2020. Refer to the BD1 Convertible Notes in Note 11. Convertible Notes for further discussion.

Penumbra Convertible Note

On June 9, 2020, the Company issued to Penumbra Solar, Inc. (“Penumbra”) a $250,000 aggregate principal amount convertible promissory note. The Company has received $250,000 of gross proceeds from the offering of the note. The aggregate principal amount (together with accrued interest) will mature on June 9, 2021. The note bears interest at a rate of 6% per annum. The interest rate increases to 18% in the event of a default. The note is convertible, at the holder’s option, into shares of the Company’s Common Stock at a conversion price equal to $0.50 per share.

On September 25, 2020, the Penumbra Convertible Note was assigned to Crowdex.

Crowdex Convertible Note

On September 25, 2020, as discussed above, Penumbra assigned its note to Crowdex. At December 31, 2020, the note had a principal balance of $250,000 and an accrued interest balance of $8,425. The aggregate principal amount (together with accrued interest) will mature on June 9, 2021. The note bears an interest rate of 6% per annum. The interest rate increases to 18% in the event of a default. The note is convertible, at the holder’s option, into shares of the Company’s Common Stock at a conversion price equal to $0.50 per share. On December 9, 2021, Crowdex converted its aggregate principal and accrued interest totaling $272,521 into 545,041 shares of common stock.

BD1 Convertible Note

During September 2020, a number of the Company’s investors entered into assignment agreements to sell their existing debt to BD1. Refer to Notes 9, 10, and 11, for more information. The assignments did not change the terms of the notes, and transferred ownership of the following debts:

	Principal Converted	Interest Converted	Footnote Reference
St George	$2,160,000	$417,000	Note 9
Investor 1	495,000	187,000	Note 10
Investor 2	650,000	86,000	Note 10
October 2016 Note	330,000	79,000	Note 11
St George	618,000	—	Note 11
Baybridge	941,000	152,000	Note 11
Bellridge	451,000	121,000	Note 11
Power Up	107,000	16,000	Note 11
Widjaja	330,000	68,000	Note 11
GS Capital	170,000	19,000	Note 11
Total	$6,252,000	$1,145,000

On December 18, 2020, the Company entered into a securities exchange agreement (“BD1 Exchange Agreement”) with BD1, who had previously acquired all of the Company’s existing outstanding unsecured notes (other than notes held by GI and Crowdex) from the original note holders as listed above.

Pursuant to the terms of the BD1 Exchange Agreement, BD1 agreed to surrender and exchange all of its outstanding promissory notes with principal balances of approximately $10.4 million (including accrued interest and default penalties). In exchange, the Company issued to BD1 two unsecured convertible notes with an aggregate principal amount of $10,500,000 (“BD1 Exchange Notes”). The BD1 Exchange Notes do not bear any interest, and will mature on December 18, 2025. BD1 has the right, at any time until the BD1 Exchange Notes are fully paid, to convert any outstanding and unpaid principal into shares of Common Stock at a fixed conversion price equal to $0.50 per share. Accordingly, the Company would issue 21,000,000 shares of Common Stock upon a full conversion of the BD1 Exchange Notes.

On August 13, 2021, BD1 assigned $600,000 of its outstanding principal balance to Nanyang Investment Management Pte Ltd (“Nanyang”). As of December 31, 2021, BD1 held notes with an aggregate principal amount of $9,900,000 convertible to 19,800,000 shares of common stock.

Nanyang Convertible Note

On August 13, 2021, as discussed above, BD1 assigned $600,000 of the BD1 Exchange Notes to Nanyang. This note does not bear any interest and will mature on December 18, 2025. Nanyang has the right, at any time until the note is fully paid, to convert any outstanding and unpaid principal into share of common stock at a fixed conversion price equal to $0.50 per share. Accordingly, the Company would issue 1,200,000 common shares upon full conversion of this note. Shares of common stock may not be issued pursuant to this note if, after giving effect to the conversion or issuance, Nanyang, together with its affiliates, would beneficially own in excess of 4.99% of the outstanding shares of the Company’s common stock.

On October 13, 2021, $100,000 of Nanyang’s convertible notes were converted into 200,000 shares of common stock. As of December 31, 2021, Nanyang held notes with an aggregate principal amount of $500,000 convertible to 1,000,000 shares of common stock.